Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total sales	$ 6,163,682	$ 4,091,403	$ 17,525,677	$ 10,185,902	$ 15,044,721	$ 7,233,957
Percentage of revenues			100.00%	100.00%
Fuel [Member]
Product Information [Line Items]
Total sales			$ 17,129,808
Fuel [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues			97.74%
Fuel Sales [Member]
Product Information [Line Items]
Total sales				$ 10,075,711
Fuel Sales [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues				98.92%
Product and Service, Other [Member]
Product Information [Line Items]
Total sales			$ 395,869	$ 110,191
Product and Service, Other [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues			2.26%	1.08%